Real Estate Business Park Acquisition (Details Narrative) $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 06, 2014 USD ($) ft²	Jun. 20, 2013 USD ($) ft²
Below market in-place leases	$ 220	$ 220
Transit Business Park
Approximate purchase price				$ 8,000
Number of buildings Transit Business Park				5
Land acreage | ft²				14.5
Square feet | ft²				232,318
In-place leases				$ 806
Below market in-place leases				$ 156
Kelso Business Park
Approximate purchase price			$ 4,800
Number of buildings Transit Business Park			2
Land acreage | ft²			10.2
Square feet | ft²			69,680
In-place leases			$ 579
Below market in-place leases			$ 64